Impairment of non-current assets - Exploration and production (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ (192,693)	$ (1,982,044)	$ 785,940
Oilfields [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	(123,652)	(1,663,082)	483,803
Investment in joint ventures [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	(69,041)	(318,962)	302,136
Other Assets [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ 0	$ 0	$ 1